ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
Dec. 31, 2022
Brilliant Hat Limited [Member]
Business Acquisition, Description of Acquired Entity	● A British Virgin Islands company ● Incorporated on June 26, 2018 ● A holding company
Noncontrolling Interest, Description	100% owned by Blue Hat Interactive Entertainment Technology
Name	Brilliant Hat Limited
Blue Hat Interactive Entertainment Technology Limited [Member]
Business Acquisition, Description of Acquired Entity	● A Hong Kong company ● Incorporated on June 26, 2018 ● A holding company
Noncontrolling Interest, Description	100% owned by Brilliant Hat Limited
Name	Blue Hat Interactive Entertainment Technology Limited
Xiamen Duwei Consulting Management Co. Ltd. [Member]
Business Acquisition, Description of Acquired Entity	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”). ● Incorporated on July 26, 2018 ● Registered capital of $20,000,000 ● A holding company.
Noncontrolling Interest, Description	100% owned by Blue Hat Interactive Entertainment Technology Limited.
Name	Xiamen Duwei Consulting Management Co., Ltd.
Fujian Blue Hat Group Co. Ltd. [Member]
Business Acquisition, Description of Acquired Entity	● A PRC limited liability company ● Incorporated on August 23, 2021. ● A holding company
Noncontrolling Interest, Description	100% owned by Blue Hat Interactive Entertainment Technology Limited.
Name	Fujian Blue Hat Group Co. Ltd.
Fujian Blue Hat Interactive Entertainment Technology Ltd. [Member]
Business Acquisition, Description of Acquired Entity	● A PRC limited liability company ● Incorporated on January 7, 2010 ● Registered capital of $4,697,526 (RMB 31,054,000). ● Designing, producing, promoting and selling animated toys with mobile
Noncontrolling Interest, Description	VIE of Xiamen Duwei Consulting Management Co., Ltd
Name	Fujian Blue Hat Interactive Entertainment Technology Ltd.
Fujian Youth Hand In Hand Educational Technology Co. Ltd. [Member]
Business Acquisition, Description of Acquired Entity	● A PRC limited liability company, acquired on February 2021. ● Incorporated on September 18, 2017 ● Registered capital of $3,106,214 (RMB 20,100,000) ● Educational consulting service and sports related.
Noncontrolling Interest, Description	51.5% owned by Xiamen Duwei Consulting Management Co., Ltd. 48.5% owned by Fujian Blue Hat Interactive Technology Co., Ltd.
Name	Fujian Youth Hand in Hand Educational Technology Co., Ltd.
Engaomei Animation Culture Development Co. Ltd [Member]
Business Acquisition, Description of Acquired Entity	● A PRC limited liability company ● Incorporated on October 19, 2017 ● Registered capital of $302,540 (RMB 2,000,000) ● Designing, producing, promoting and selling animated toys with mobile games features, original intellectual property and peripheral derivatives features.
Noncontrolling Interest, Description	100% owned by Fujian Blue Hat Interactive Technology Co., Ltd.
Hunan Engaomei Animation Culture Development Co. Ltd [Member]
Name	Hunan Engaomei Animation Culture Development Co., Ltd.
Pingxiang Blue Hat Technology Co Ltd [Member]
Business Acquisition, Description of Acquired Entity	● A PRC limited liability company ● Incorporated on September 10, 2018 ● Registered capital of $302,540 (RMB 2,000,000) ● Designing, producing, promoting and selling animated toys with mobile
Noncontrolling Interest, Description	100% owned by Fujian Blue Hat Interactive Technology Ltd.
Name	Pingxiang Blue Hat Technology Co. Ltd.
Xiamen Bluehat Research Institution Of Education [Member]
Business Acquisition, Description of Acquired Entity	● A PRC limited liability company ● Incorporated on February 20, 2021 ● Information Technology consulting service
Noncontrolling Interest, Description	100% owned by Xiamen Duwei Consulting Management Co., Ltd.
Name	Xiamen Bluehat Research Institution of Education Co., Ltd
Fujian Lanyuncanghai Technology [Member]
Business Acquisition, Description of Acquired Entity	● A PRC limited liability company ● Incorporated on June 29, 2021 ● Software development, promoting and selling of toys and stationery
Noncontrolling Interest, Description	100% owned by Fujian Blue Hat Interactive Entertainment Technology Ltd
Name	Fujian Lanyun Canghai Technology Co., Ltd.
Fuzhou Qiande Educational Technology [Member]
Business Acquisition, Description of Acquired Entity	● A PRC limited liability company ● Incorporated on March 24, 2021 ● Information Technology consulting service
Noncontrolling Interest, Description	100% owned by Fujian Youth Hand in Hand Educational Technology Co., Ltd.
Name	Fuzhou Qiande Educational Technology Co., Ltd.
Fresh Joy Entertainment Ltd [Member]
Business Acquisition, Description of Acquired Entity	● A British Virgin Islands company, acquired on January 25, 2021 ● Incorporated on January 7, 2020 ● A holding company
Noncontrolling Interest, Description	100% owned by Fujian Lanyun Canghai Technology Co., Ltd.
Name	Fresh Joy Entertainment Ltd
Hong Kong Xinyou Entertainment Company [Member]
Business Acquisition, Description of Acquired Entity	● A Hong Kong company, acquired on January 25, 2021 ● Incorporated on August 18, 2020 ● A holding company
Noncontrolling Interest, Description	100% owned by Fresh Joy Entertainment Ltd
Name	Hong Kong Xinyou Entertainment Company
Fujian Xinyou Technoloby Co Ltd [Member]
Business Acquisition, Description of Acquired Entity	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”), acquired on January 25, 2021 ● Incorporated on September 29, 2020 ● A holding company
Noncontrolling Interest, Description	100% owned by Hong Kong Xinyou Entertainment Limited.
Name	Fujian Xinyou Technology Co., Ltd.
Fujian Roar Game Technology Co. [Member]
Business Acquisition, Description of Acquired Entity	● A PRC limited liability company, acquired on January 25, 2021 ● Incorporated on December 6, 2019 ● Designing, producing, promoting and selling animated toys with mobile
Noncontrolling Interest, Description	VIE of Fujian Xinyou Technology Co., Ltd.
Name	Fujian Roar Game Technology Co. Ltd.
Fuzhou U C 71 [Member]
Business Acquisition, Description of Acquired Entity	● A PRC limited liability company ● Incorporated on October 25, 2016 ● Registered capital of $1,854,456 (RMB 12,000,000) ● Software development, Information technology consulting service
Noncontrolling Interest, Description	100% owned by Fujian Roar Game Technology Co., Ltd
Name	Fuzhou UC71 Co., Ltd.
Fuzhou C S F C T E C H [Member]
Business Acquisition, Description of Acquired Entity	● A PRC limited liability company, acquired on January 25, 2021 ● Incorporated on August 5, 2011 ● Registered capital of $3,001,159 (RMB 20,000,000) ● Software development, animation design and web design
Noncontrolling Interest, Description	51% owned by Fujian Roar Game Technology Co., Ltd .
Name	Fuzhou CSFCTECH Co. Ltd.
Xiamen Shengruihao Technology Co. Ltd [Member]
Business Acquisition, Description of Acquired Entity	● A PRC limited liability company, acquired on September 30, 2022 ● Incorporated on June 30, 2021 ● Registered capital of $ 4,463,754 (RMB 30,000,000) ● Software development, animation design and web design
Noncontrolling Interest, Description	100% owned by Fujian Blue Hat Group Co. Ltd.
Name	Xiamen Shengruihao Technology Co., Ltd